Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2022	Mar. 31, 2018	Nov. 30, 2016
Other Commitments [Line Items]
Research and development expense	$ 55,141	$ 46,766
Achievement of Development Milestone [Member]
Other Commitments [Line Items]
Research and development expense	2,000
Collaboration Agreement [Member]
Other Commitments [Line Items]
Research and development expense	400	400
Collaboration Agreement [Member] | Development, Regulatory and Commercial Milestone [Member] | Per Target [Member] | Maximum [Member]
Other Commitments [Line Items]
Potential milestone payments due				$ 83,500
License Agreement With Harvard [Member] | Maintenance [Member] | Annual [Member]
Other Commitments [Line Items]
Payment obligation					$ 100
License Agreement With Harvard [Member] | Achievement of Development and Regulatory Milestones [Member]
Other Commitments [Line Items]
Research and development expense	0	100
License Agreement With Harvard [Member] | Achievement of Development and Regulatory Milestones [Member] | Maximum [Member]
Other Commitments [Line Items]
Potential milestone payments due	7,400
License Agreement With Third Parties [Member] | License [Member]
Other Commitments [Line Items]
Research and development expense	$ 100	$ 0
License Agreement [Member]
Other Commitments [Line Items]
Upfront nonrefundable payment			$ 4,400
License Agreement [Member] | Achievement of Development and Regulatory Milestones [Member] | Maximum [Member]
Other Commitments [Line Items]
Potential milestone payments due			$ 125,000